INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES
	December 31,	December 31,
	2022	2021

Non-operating loss carryforward	$6,326,000	$4,685,000
Valuation allowance	(6,326,000)	(4,685,000)
Net deferred tax asset	$-	$-

SCHEDULE OF STATUTORY FEDERAL INCOME TAX RATE LOSSES BEFORE INCOME TAX

	Years Ended
	December 31,
	2022	2021

Loss for the year	$(9,713,467)	$(6,475,154)

Income tax (recovery) at statutory rate	$(2,040,000)	$(1,360,000)
State income tax expense, net of federal tax effect	(194,000)	(130,000)
Permanent difference and other	593,000	819,000
Change in valuation allowance	1,641,000	671,000
Income tax expense per books	$-	$-